Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2017
Plant and Equipment [abstract]
Schedule Related to Property, Plant and Equipment

	Machinery and equipment	Land, buildings and leasehold improvements	Furniture and other equipment	Transport units	Equipment under finance lease	Capital work in progress	Total
COST
Balance, January 1, 2017	$57,685	$132,067	$15,848	$1,095	$7,810	$941	$215,446
Additions	3,290	276	726	108	-	10,812	15,212
Disposals	(3,461)	(1,184)	(3,006)	(110)	(515)	(730)	(9,006)
Reclassifications	4,703	579	(7,253)	70	-	1,898	(3)
Balance, December 31, 2017	$62,217	$131,738	$6,315	$1,163	$7,295	$12,921	$221,649

ACCUMULATED IMPAIRMENT
Balance, January 1, 2017	$3,776	$16,154	$2,365	$-	$475	$-	$22,770
Disposals	(1)	-	-	-	(75)	-	(76)
Impairment reversal (note 14)	(3,775)	(16,154)	(2,365)	-	(400)	-	(22,694)
Balance, December 31, 2017	$-	$-	$-	$-	$-	$-	$-

ACCUMULATED DEPRECIATION
Balance, January 1, 2017	$17,864	$33,479	$6,748	$576	$3,146	$-	$61,813
Disposals	(2,549)	(448)	(1,507)	(101)	(440)	-	(5,045)
Reclassifications	3,907	-	(3,920)	13	-	-	-
Impairment reversal (note 14)	2,449	6,484	1,253	-	251	-	10,437
Depreciation	5,899	12,838	1,316	174	553	-	20,780
Balance, December 31, 2017	$27,570	$52,353	$3,890	$662	$3,510	$-	$87,985

NET BOOK VALUE, December 31, 2017	$34,647	$79,385	$2,425	$501	$3,785	$12,921	$133,664

	Machinery and equipment	Buildings and leasehold improvements	Furniture and other equipment	Transport units	Equipment under finance lease	Capital work in progress	Total
COST
Balance, January 1, 2016	$28,462	$94,872	$15,476	$711	$5,215	$38,792	$183,528
Acquisition of subsidiary	6,954	-	-	-	-	-	6,954
Additions	1,627	258	368	181	2,013	21,849	26,296
Disposals	(211)	-	(106)	(64)	(75)	-	(456)
Reclassifications	20,853	36,937	110	267	657	(59,700)	(876)
Balance, December 31, 2016	$57,685	$132,067	$15,848	$1,095	$7,810	$941	$215,446

ACCUMULATED IMPAIRMENT
Balance, January 1, 2016	$3,784	$16,154	$2,405	$-	$483	$-	$22,826
Disposals	(8)	-	(40)	-	(8)	-	(56)
Balance, December 31, 2016	$3,776	$16,154	$2,365	$-	$475	$-	$22,770

ACCUMULATED DEPRECIATION
Balance, January 1, 2016	$14,816	$24,466	$4,387	$505	$2,845	$-	$47,019
Disposals	(199)	-	(64)	(60)	(67)	-	(390)
Reclassifications	12	2	(14)	-	-	-	-
Depreciation	3,235	9,011	2,439	131	368	-	15,184
Balance, December 31, 2016	$17,864	$33,479	$6,748	$576	$3,146	$-	$61,813

NET BOOK VALUE, December 31, 2016	$36,045	$82,434	$6,735	$519	$4,189	$941	$130,863